Business Segment - Schedule of Income, and Assets and Liabilities by Segment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	$ 2,162,755	$ 1,920,792	$ 2,266,129
Net commissions income	556,308	534,684	522,239
Net financial income	280,480	469,553	306,824
Other income	51,319	75,746	31,256
Income attributable to investments in other companies	16,655	13,409	13,031
Operating income, before expected credit losses	3,067,517	3,014,184	3,139,479
Expenses for expected credit losses	(352,706)	(201,944)	(412,130)
Total operating income, after expected credit losses	2,714,811	2,812,240	2,727,349
Expenses from salaries and employee benefits	(582,547)	(582,684)	(528,226)
Administrative expenses	(416,696)	(403,255)	(350,367)
Depreciation and amortization	(94,601)	(92,308)	(84,205)
Impairment of non-financial assets	(2,851)	(1,762)	(77)
Other operating expenses	(36,039)	(36,090)	(29,464)
Total operating expenses	(1,132,734)	(1,116,099)	(992,339)
Net operating income	1,582,077	1,696,141	1,735,010
Income taxes	(333,601)	(322,114)	(289,209)
Net income after taxes	1,248,476	1,374,027	1,445,801
Assets	51,573,452	55,256,441	54,553,267
Current and deferred taxes	482,090	461,600	555,587
Total assets	52,055,542	55,718,041	55,108,854
Liabilities	45,550,348	49,635,288	49,676,485
Current and deferred taxes	298	808	932
Total liabilities	45,550,646	49,636,096	49,677,417
Retail [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	1,503,824	1,427,085	1,446,658
Net commissions income	323,869	321,736	301,671
Net financial income	15,885	10,771	8,248
Other income	44,156	54,623	22,422
Income attributable to investments in other companies	9,291	9,624	9,471
Operating income, before expected credit losses	1,897,025	1,823,839	1,788,470
Expenses for expected credit losses	(364,712)	(373,169)	(323,364)
Total operating income, after expected credit losses	1,532,313	1,450,670	1,465,106
Expenses from salaries and employee benefits	(382,339)	(380,149)	(339,850)
Administrative expenses	(337,630)	(326,380)	(267,664)
Depreciation and amortization	(78,908)	(76,893)	(69,100)
Impairment of non-financial assets	(1,147)	(1,773)	(9)
Other operating expenses	(25,583)	(28,439)	(22,180)
Total operating expenses	(825,607)	(813,634)	(698,803)
Net operating income	706,706	637,036	766,303
Assets	24,831,698	23,583,402	21,676,597
Liabilities	18,014,282	19,123,031	17,586,680
Wholesale [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	744,346	790,083	863,104
Net commissions income	90,259	81,680	73,105
Net financial income	47,410	54,902	57,389
Other income	7,822	24,913	8,649
Income attributable to investments in other companies	6,385	3,366	3,180
Operating income, before expected credit losses	896,222	954,944	1,005,427
Expenses for expected credit losses	(26,033)	9,164	(103,745)
Total operating income, after expected credit losses	870,189	964,108	901,682
Expenses from salaries and employee benefits	(110,857)	(110,822)	(102,395)
Administrative expenses	(75,140)	(74,445)	(66,547)
Depreciation and amortization	(8,002)	(8,502)	(8,540)
Impairment of non-financial assets		(5)	(122)
Other operating expenses	(9,973)	(6,841)	(6,880)
Total operating expenses	(203,972)	(200,615)	(184,484)
Net operating income	666,217	763,493	717,198
Assets	13,259,610	13,247,584	13,576,675
Liabilities	10,790,972	10,671,254	10,151,503
Treasury [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	(105,115)	(316,290)	(60,758)
Net commissions income	4,376	1,725	(2,280)
Net financial income	160,589	336,515	172,949
Other income
Income attributable to investments in other companies	980	342	279
Operating income, before expected credit losses	60,830	22,292	110,190
Expenses for expected credit losses	(1,009)	2,754	(8,009)
Total operating income, after expected credit losses	59,821	25,046	102,181
Expenses from salaries and employee benefits	(2,974)	(2,972)	(2,644)
Administrative expenses	(1,676)	(1,866)	(1,771)
Depreciation and amortization	(302)	(289)	(424)
Impairment of non-financial assets
Other operating expenses	(2)	(3)
Total operating expenses	(4,954)	(5,130)	(4,839)
Net operating income	54,867	19,916	97,342
Assets	12,590,222	17,530,710	18,587,455
Liabilities	17,199,083	20,219,857	22,167,730
Subsidiaries [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	(3,759)	(11,162)	(13,592)
Net commissions income	190,192	173,416	174,423
Net financial income	52,858	66,521	64,933
Other income	3,408	3,400	3,530
Income attributable to investments in other companies	396	1,100	650
Operating income, before expected credit losses	243,095	233,275	229,944
Expenses for expected credit losses
Total operating income, after expected credit losses	243,095	233,275	229,944
Expenses from salaries and employee benefits	(86,397)	(88,761)	(83,356)
Administrative expenses	(48,178)	(39,052)	(34,651)
Depreciation and amortization	(7,389)	(6,624)	(6,141)
Impairment of non-financial assets	(1,704)	16	54
Other operating expenses	(1,420)	(1,777)	(1,501)
Total operating expenses	(145,088)	(136,198)	(125,595)
Net operating income	98,007	97,077	104,349
Assets	924,392	986,697	925,064
Liabilities	694,984	777,170	727,529
Subtotal [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	2,139,296	1,889,716	2,235,412
Net commissions income	608,696	578,557	546,919
Net financial income	276,742	468,709	303,519
Other income	55,386	82,936	34,601
Income attributable to investments in other companies	17,052	14,432	13,580
Operating income, before expected credit losses	3,097,172	3,034,350	3,134,031
Expenses for expected credit losses	(391,754)	(361,251)	(435,118)
Total operating income, after expected credit losses	2,705,418	2,673,099	2,698,913
Expenses from salaries and employee benefits	(582,567)	(582,704)	(528,245)
Administrative expenses	(462,624)	(441,743)	(370,633)
Depreciation and amortization	(94,601)	(92,308)	(84,205)
Impairment of non-financial assets	(2,851)	(1,762)	(77)
Other operating expenses	(36,978)	(37,060)	(30,561)
Total operating expenses	(1,179,621)	(1,155,577)	(1,013,721)
Net operating income	1,525,797	1,517,522	1,685,192
Income taxes	(318,405)	(273,887)	(275,757)
Net income after taxes	1,207,392	1,243,635	1,409,435
Assets	51,605,922	55,348,393	54,765,791
Current and deferred taxes	716,698	681,012	726,910
Total assets	52,322,620	56,029,405	55,492,701
Liabilities	46,699,321	50,791,312	50,633,442
Current and deferred taxes	298	808	932
Total liabilities	46,699,619	50,792,120	50,634,374
Reclassifications and adjustments to conform [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	23,459	31,076	30,717
Net commissions income	(52,388)	(43,873)	(24,680)
Net financial income	3,738	844	3,305
Other income	(4,067)	(7,190)	(3,345)
Income attributable to investments in other companies	(397)	(1,023)	(549)
Operating income, before expected credit losses	(29,655)	(20,166)	5,448
Expenses for expected credit losses	39,048	159,307	22,988
Total operating income, after expected credit losses	9,393	139,141	28,436
Expenses from salaries and employee benefits	20	20	19
Administrative expenses	45,928	38,488	20,266
Depreciation and amortization
Impairment of non-financial assets
Other operating expenses	939	970	1,097
Total operating expenses	46,887	39,478	21,382
Net operating income	56,280	178,619	49,818
Income taxes	(15,196)	(48,227)	(13,452)
Net income after taxes	41,084	130,392	36,366
Assets	(32,470)	(91,952)	(212,524)
Current and deferred taxes	(234,608)	(219,412)	(171,323)
Total assets	(267,078)	(311,364)	(383,847)
Liabilities	(1,148,973)	(1,156,024)	(956,957)
Current and deferred taxes
Total liabilities	$ (1,148,973)	$ (1,156,024)	$ (956,957)